Note 6 - Accrued Expenses	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accrued Expenses

The accrued expenses consisted of:

	December 31, 2022	December 31, 2023

Accrued payroll expenses	218,506	486,534
Accrued interest expense	470,694	648,165
Accrued general and administrative expenses	117,624	79,890
Accrued commissions	79,199	162,699
Other accrued expenses	870,360	488,327
Total	1,756,383	1,865,615